Related Party Transactions and Balances (Details) - Schedule of Related Parties	12 Months Ended
Dec. 31, 2023
Yufeng Mi [Member]
Schedule of Related Parties [Line Items]
Nature of Relationship	Chief Technical Officer (“CTO”) and shareholder
Yang Cao [Member]
Schedule of Related Parties [Line Items]
Nature of Relationship	Director of Nanjing Lucun
HongKong Kisen Co., Limited [Member]
Schedule of Related Parties [Line Items]
Nature of Relationship	Company ultimately controlled by Chief Strategy Officer (“CSO”)